Apr. 29, 2025
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses1	0.09%	0.09%
Total Annual Fund Operating Expenses	0.74%	0.54%
Less Fee Waiver2	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.69%	0.49%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

2
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$70	$232
Class P	$50	$168

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$70	$232
Class P	$50	$168

Portfolio Turnover
The Fund buys and sells securities (or “turns over” its holdings). During the period of October 31, 2024 (Fund inception) through the fiscal year ended December 31, 2024, the portfolio turnover rate was 0% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of  (1) derivatives that provide exposure to the U.S. small-capitalization equity market and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the small-cap portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
PLFA and FDS normally invest the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at their investment discretion in seeking the investment goal of the Fund. As of December 31, 2024, a significant portion of the Fund is represented by companies in the Financial sector.
Small-Cap portion:
The term “small-cap” in the Fund’s name refers to derivative investments used to gain exposure to the U.S. small-capitalization equity market.
For the small-cap portion of the Fund, PLFA seeks to gain exposure to the U.S. small-capitalization equity market using derivatives in a notional amount approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. PLFA seeks to achieve the Fund’s investment goal in this portion of the Fund by gaining exposure to the U.S. small-capitalization equity market through total return swap agreements and futures contracts on the Russell 2000 Index (the “Index”), an equity securities index that represents the U.S. small-capitalization equity market.
PLFA generally considers a company to have a small market capitalization or to be a small-cap company if the company has a market capitalization within the range of companies included in the Index, or a comparable index which is generally considered in the financial services industry as representing the small-capitalization segment of the U.S. equity universe. As of December 31, 2024, the market capitalization range of the Index was approximately $6.1 million to $14.7 billion.
This portion of the Fund may also invest in futures contracts on other U.S. small-cap indices to gain exposure to the U.S. small-capitalization equity market. Using derivatives such as total return swap agreements and futures contracts is a way to obtain investment exposure to the U.S. small-capitalization equity market, as represented by the particular index, and seek the returns of that index without purchasing all of the securities in the index.
PLFA will also seek to achieve additional gains above the Index by making specific investment decisions for the Fund as it sees investment opportunities (“incremental alpha”). To seek incremental alpha, PLFA may use total return swap agreements and/or futures contracts to implement its investment views on sub-asset classes within the overall U.S. small-capitalization equity market, such as small-cap growth or small-cap value. This could involve, for example, buying total return swap agreements on a small-cap growth index to express a positive view on small-cap growth as a sub-asset class. Another example could be hedging out part of the small-cap growth portion of the Index using derivatives, resulting in an overweight to the small-cap value portion, or doing the opposite.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Index returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.
This portion of the Fund may lend its portfolio holdings to certain financial institutions.

Performance
The Fund commenced operations on October 31, 2024 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.